SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)				3 Months Ended		12 Months Ended		15 Months Ended
	Nov. 06, 2023	Oct. 20, 2023	Oct. 20, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash				$ 689,280		$ 118,734	$ 230,664	$ 689,280
Effective tax rate				0.00%	8.84%
Statutory federal income tax rate				21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits				$ 0		$ 0	$ 0	0
Anti-dilutive securities attributable to warrants (in shares)				3,894,996
Digital Health Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash				$ 724		1,863	106,998	724
Working capital				8,968,207		7,982,537
Cash equivalents				$ 724		$ 0	$ 0	$ 724
Effective tax rate				0.00%	0.00%	0.00%	(6.10%)
Statutory federal income tax rate						21.00%	21.00%	21.00%
Unrecognized tax benefits				$ 0		$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties						$ 0	$ 0
Warrants outstanding				12,057,000		12,057,000	12,057,000	12,057,000
Anti-dilutive securities attributable to warrants (in shares)				0	0	0	0
Percentage of common stock shares to be redeemed or repurchased upon failure to consummate business combination				100.00%		100.00%
Number of shares redeemed		10,805,877				6,796,063	10,805,877
Excise tax				$ 72,396		$ 72,396		$ 72,396
Private Placement Warrants | Digital Health Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants outstanding				12,256,999		12,256,999		12,256,999
Common stock subject to possible redemption | Common Stock | Digital Health Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares redeemed	579,157		10,805,877	579,157		579,157
Value of shares redeemed				$ 6,462,504		$ 6,462,504